Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 44,699	$ 75,765
Trade receivables (including related party receivables of $1.4 million and $0.5 million as of June 30, 2012 and December 31, 2011, respectively), net of allowance for doubtful accounts	108,104	70,968
Accrued contract receivables (including related party receivables of $1.8 million and $3.3 million as of June 30, 2012 and December 31, 2011)	75,089	98,203
Prepayments	18,786	22,664
Other receivables and current assets (including related party receivables of $6.3 million and $5.5 million as of June 30, 2012 and December 31, 2011, respectively)	53,820	49,726
Total current assets	300,498	317,326
Property and equipment, net	12,192	5,922
Intangible assets, net	102,852	91,192
Equity method investments	281	2,270
Goodwill	71,511	52,956
Other assets	11,834	11,865
Total non-current assets	198,670	164,205
Total assets	499,168	481,531
Current liabilities:
Accounts payable	40,146	41,565
Accrued liabilities	78,321	49,621
Deferred revenue and current portion of deferred government grant	8,613	6,217
Current portion of acquisition related liabilities	30,536	26,900
Current portion of long-term debt and short-term financings	8,264	2,881
Income tax liabilities	7,911	9,883
Total current liabilities	173,791	137,067
Long-term debt	4	6,859
Deferred government grant - non-current	2,317	3,162
Acquisition related liabilities - non-current	2,219	18,772
Other non-current liabilities	19,790	18,180
Total liabilities	198,121	184,040
Commitments and contingencies (See Note 13)
Shareholders' equity:
Share capital, nominal value GBP 0.05, 100,000,000 ordinary shares authorized; 64,758,351 and 61,790,985 shares issued and outstanding as of June 30, 2012 and December 31, 2011, respectively	5,385	5,148
Additional paid-in capital	383,985	346,031
Accumulated deficit	(61,243)	(34,726)
Accumulated other comprehensive income	(27,132)	(19,046)
Total Velti shareholders' equity	300,995	297,407
Non-controlling interests	52	84
Total equity	301,047	297,491
Total liabilities and shareholders' equity	$ 499,168	$ 481,531